UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside
         2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Knox III
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

  /s/ John J. Knox III     Westport, CT     July 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $195,867 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     6875   106636 SH       SOLE                   106636        0        0
AFLAC INC                      COM              001055102     3113    73101 SH       SOLE                    73101        0        0
ANADARKO PETE CORP             COM              032511107     3384    51111 SH       SOLE                    51111        0        0
ANNALY CAP MGMT INC            COM              035710409      340    20250 SH       SOLE                    20250        0        0
APPLE INC                      COM              037833100     4577     7837 SH       SOLE                     7837        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     2941   133999 SH       SOLE                   133999        0        0
BARD C R INC                   COM              067383109     4481    41710 SH       SOLE                    41710        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      383     4600 SH       SOLE                     4600        0        0
BLACKROCK INC                  COM              09247X101     3772    22212 SH       SOLE                    22212        0        0
CHEVRON CORP NEW               COM              166764100     6091    57730 SH       SOLE                    57730        0        0
CISCO SYS INC                  COM              17275r102     5035   293218 SH       SOLE                   293218        0        0
CVS CAREMARK CORPORATION       COM              126650100     6486   138805 SH       SOLE                   138805        0        0
DARDEN RESTAURANTS INC         COM              237194105     5990   118317 SH       SOLE                   118317        0        0
E M C CORP MASS                COM              268648102     3507   136839 SH       SOLE                   136839        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985r104      110    12330 SH       SOLE                    12330        0        0
EMERSON ELEC CO                COM              291011104     5113   109759 SH       SOLE                   109759        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      479     9354 SH       SOLE                     9354        0        0
EXXON MOBIL CORP               COM              30231G102     6020    70355 SH       SOLE                    70355        0        0
GENERAL ELECTRIC CO            COM              369604103     8122   389749 SH       SOLE                   389749        0        0
GENESIS ENERGY L P             UNIT LTD PARTN   371927104      209     7190 SH       SOLE                     7190        0        0
HALLIBURTON CO                 COM              406216101     4927   173555 SH       SOLE                   173555        0        0
HOME DEPOT INC                 COM              437076102     9217   173943 SH       SOLE                   173943        0        0
INTEL CORP                     COM              458140100     6386   239636 SH       SOLE                   239636        0        0
ISHARES TR                     HIGH YLD CORP    464288513      204     2230 SH       SOLE                     2230        0        0
JPMORGAN CHASE & CO            COM              46625H100     4145   116003 SH       SOLE                   116003        0        0
MACYS INC                      COM              55616p104     5516   160581 SH       SOLE                   160581        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      344     6978 SH       SOLE                     6978        0        0
MICROSOFT CORP                 COM              594918104     5126   167556 SH       SOLE                   167556        0        0
NEWS CORP                      CL A             65248e104      351    15748 SH       SOLE                    15748        0        0
NORFOLK SOUTHERN CORP          COM              655844108     5747    80077 SH       SOLE                    80077        0        0
NOVADAQ TECHNOLOGIES INC       COM              66987g102      783   115075 SH       SOLE                   115075        0        0
OMNICOM GROUP INC              COM              681919106      278     5730 SH       SOLE                     5730        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268n103      289     5380 SH       SOLE                     5380        0        0
ORACLE CORP                    COM              68389X105     6123   206174 SH       SOLE                   206174        0        0
PEPSICO INC                    COM              713448108     5441    77008 SH       SOLE                    77008        0        0
PHILIP MORRIS INTL INC         COM              718172109      307     3515 SH       SOLE                     3515        0        0
PROCTER & GAMBLE CO            COM              742718109     5800    94700 SH       SOLE                    94700        0        0
QUALCOMM INC                   COM              747525103     5898   105933 SH       SOLE                   105933        0        0
RAYTHEON CO                    COM NEW          755111507     5353    94584 SH       SOLE                    94584        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     5883   454999 SH       SOLE                   454999        0        0
SEADRILL LIMITED               SHS              g7945e105      415    11689 SH       SOLE                    11689        0        0
SEMPRA ENERGY                  COM              816851109     3917    56868 SH       SOLE                    56868        0        0
ST JUDE MED INC                COM              790849103     2523    63209 SH       SOLE                    63209        0        0
STATE STR CORP                 COM              857477103     6306   141253 SH       SOLE                   141253        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     6569    86977 SH       SOLE                    86977        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     9505   162477 SH       SOLE                   162477        0        0
US BANCORP DEL                 COM NEW          902973304     4207   130800 SH       SOLE                   130800        0        0
WAL-MART STORES INC            COM              931142103     7279   104404 SH       SOLE                   104404        0        0